Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2022	2023
	RMB	RMB
Non-competed agreements	6,740	—
Trademarks	1,070	—
Total intangible assets	7,810	—
Less: Accumulated amortization	(2,158)	—
Impairment loss	(5,652)	—
Total intangible assets, net	—	—